Document and Entity Information	Nov. 10, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 10, 2021
Entity Registrant Name	ReWalk Robotics Ltd.
Entity Incorporation, State or Country Code	L3
Entity File Number	001-36612
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	3 Hatnufa St.
Entity Address, Address Line Two	Floor 6
Entity Address, City or Town	Yokneam Ilit
Entity Address, Country	IL
Entity Address, Postal Zip Code	2069203
City Area Code	972
Local Phone Number	4.959.0123
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001607962
Title of 12(b) Security	Ordinary Shares, par value NIS 0.25
Trading Symbol	RWLK
Security Exchange Name	NASDAQ